Note 11 - Revenue Recognition (Details Textual) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Contract with Customer, Liability, Total	$ 308,406	$ 63,283
Contract with Customer, Refund Liability, Total	$ 159,125	$ 119,989